iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  17 .2%
American Woodmark Corp.
(a)
.................. 80,236 $ 4,324,720
Builders FirstSource, Inc.
(a) (b)
.................. 608,996 62,659,598
Fortune Brands Innovations, Inc. ............... 661,625 33,094,483
Gibraltar Industries, Inc.
(a)
.................... 162,703 8,044,036
Griffon Corp. ............................. 215,390 15,863,474
Hayward Holdings, Inc.
(a)
..................... 1,098,754 16,975,749
JELD-WEN Holding, Inc.
(a) (b)
................... 470,464 1,157,341
Lennox International, Inc. .................... 175,777 85,353,796
Masco Corp. ............................. 1,143,970 72,596,336
Masterbrand, Inc.
(a) (b)
....................... 698,212 7,708,261
Owens Corning ........................... 452,764 50,668,819
Quanex Building Products Corp. ................ 251,209 3,863,594
Simpson Manufacturing Co., Inc. ............... 228,336 36,869,414
Trex Co., Inc.
(a)
........................... 590,681 20,721,090
UFP Industries, Inc. ........................ 320,858 29,214,121
449,114,832
a
Construction Materials  —  1 .4%
Eagle Materials, Inc. ........................ 176,615 36,502,788
a
Home Furnishings  —  1 .9%
Ethan Allen Interiors, Inc. .................... 127,514 2,912,420
La-Z-Boy, Inc. ............................ 226,940 8,458,054
Leggett & Platt, Inc. ........................ 745,889 8,204,779
Mohawk Industries, Inc.
(a)
.................... 286,013 31,261,221
50,836,474
a
Home Improvement Retail  —  10 .7%
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 593,434 36,134,196
Home Depot, Inc. (The) ..................... 352,880 121,426,008
Lowe's Companies, Inc. ..................... 503,904 121,521,489
279,081,693
a
Homebuilding  —  63 .9%
Beazer Homes USA, Inc.
(a)
................... 267,500 5,422,225
Cavco Industries, Inc.
(a)
...................... 76,143 44,980,716
Century Communities, Inc. ................... 249,388 14,801,178
Champion Homes, Inc.
(a)
..................... 544,931 46,046,669
DR Horton, Inc. ........................... 2,659,543 383,053,978
Dream Finders Homes, Inc. , Class A
(a)
............ 280,193 4,791,300
Green Brick Partners, Inc.
(a)
................... 297,451 18,638,280
Security Shares Value
a
Homebuilding (continued)
Hovnanian Enterprises, Inc. , Class A
(a) (b)
.......... 45,040 $ 4,393,202
Installed Building Products, Inc.
(b)
............... 220,938 57,309,108
KB Home ............................... 632,201 35,662,458
Lennar Corp. , Class A ....................... 2,095,406 215,407,737
Lennar Corp. , Class B ...................... 87,910 8,361,999
LGI Homes, Inc.
(a)
......................... 198,276 8,517,937
M/I Homes, Inc.
(a)
.......................... 255,093 32,639,149
Meritage Homes Corp. ...................... 686,862 45,195,520
NVR, Inc.
(a)
.............................. 27,572 201,076,254
PulteGroup, Inc. .......................... 1,892,879 221,958,991
Taylor Morrison Home Corp.
(a) (b)
................ 953,380 56,125,481
Toll Brothers, Inc. .......................... 897,937 121,419,041
TopBuild Corp.
(a) (b)
......................... 272,251 113,580,395
Tri Pointe Homes, Inc.
(a) (b)
.................... 838,615 26,391,214
1,665,772,832
a
Homefurnishing Retail  —  0 .1%
Arhaus, Inc. , Class A
(a)
...................... 297,083 3,330,301
a
Specialty Chemicals  —  4 .7%
Sherwin-Williams Co. (The) ................... 380,164 123,184,541
a
Total Long-Term Investments — 99.9%
(Cost: $ 3,256,766,543 ) ............................... 2,607,823,461
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.89%
(c) (d) (e)
............................ 51,357,523 51,383,202
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................. 1,780,216 1,780,216
a
Total Short-Term Securities — 2.1%
(Cost: $ 53,150,881 ) ................................. 53,163,418
Total Investments — 102.0%
(Cost: $ 3,309,917,424 ) ............................... 2,660,986,879
Liabilities in Excess of Other Assets — ( 2 .0 ) % ............... (51,351,845)
Net Assets — 100.0% ................................. $ 2,609,635,034
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 53,138,348  $ —  $ (1,757,133)
(a)
$ (3,263) $ 5,250  $ 51,383,202  51,357,523  $ 440,968
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 4,921,347  —  (3,141,131)
(a)
—  —  1,780,216  1,780,216  108,794  —
$ (3,263) $ 5,250
$ 53,163,418
$ 549,762  $ —

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
U.S. Home Construction ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................ 4 03/20/26 $ 1,330 $ (18,492)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,607,823,461  $ —  $ —  $ 2,607,823,461
Short-Term Securities
Money Market Funds ...................................... 53,163,418  —  —  53,163,418
$ 2,660,986,879  $ —  $ —  $ 2,660,986,879
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (18,492) $ —  $ —  $ (18,492)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.